Loans (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mortgage Loans Held For Sale	$ 211	$ 3,637
Impaired Loans	14,694	17,475
Impaired Loans
Impaired Loans	$ 14,694	17,475
Valuation Technique	Appraised value and discounted cash flows
Significant Unobservable Inputs	Discounts to reflect current market conditions and ultimate collectability
General Range Of Significant Unobservable Input Values	0 - 25
Mortgage loans held for sale
Mortgage Loans Held For Sale	$ 211	3,637
Valuation Technique	Rate lock commitment
Significant Unobservable Inputs	N/A
General Range Of Significant Unobservable Input Values	N/A
Level 1
Mortgage Loans Held For Sale	$ 0	0
Impaired Loans	0	0
Level 2
Mortgage Loans Held For Sale	0	0
Impaired Loans	0	0
Level 3
Mortgage Loans Held For Sale	211	3,637
Impaired Loans	$ 14,694	$ 17,475